Risks and Financial Instruments - Summary of allowance for doubtful accounts on trade receivables by geographic area (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Allowances for doubful accounts on trade receivable	R$ 579,107	R$ 560,892
Brasil [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	568,461	550,928
Mexico [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable		1,123
Uruguay [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	76	267
Other Latin American countries [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	271	561
United States of America and Canada [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	1,146	889
Europe [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	9,120	7,075
Others [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	R$ 33	R$ 49